4. Loan Servicing (Tables)	12 Months Ended
Dec. 31, 2013
Transfers and Servicing of Financial Assets [Abstract]
Schedule Of Mortgage Servicing Rights
	2013	2012

Balance at beginning of year	$1,009,623	$1,097,442
Mortgage servicing rights capitalized	274,253	406,807
Mortgage servicing rights amortized	(317,865)	(409,584)
Change in valuation allowance	363,068	(85,042)
Balance at end of year	$1,329,079	$1,009,623